12. Stockholders' Equity (Details - EPO Activity) (September 30, 2019) - Equity Purchase Option [Member] - USD ($)	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Number of EPO shares - beginning balance	0
Number of EPO shares - granted	600,000
Number of EPO shares - exercised	0
Number of EPO shares - expired	0
Number of EPO shares - forfeited	0
Number of EPO shares - ending balance	600,000
Number of EPO shares - exercisable		600,000
Weighted average price per share EPO- granted	$ 11.50
Weighted average price per share EPO- ending balance	$ 11.50
Weighted average price per share EPO- exercisable		$ 1.50
Weighted average remaining term years EPO	3 years
Weighted average remaining term years EPO exercisable	3 years
Intrinsic value oustanding EPO		$ 0
Intrinsic value exercisable EPO		$ 0